Stock Based Compensation - Weighted average assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Dec. 12, 2018	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional disclosure
Stock-based compensation costs		$ 32
Unrecognized stock-based compensation costs to be recognized over future periods	$ 32	32
Unrecognized stock-based compensation costs to be recognized in future periods for awards that vest over requisite service period	$ 66	66
Weighted average period over which unrecognized stock-based compensation costs are expected to be recognized, for awards that vest over requisite service period or upon change in control	1 year 1 month 6 days
Predecessor
Additional disclosure
Stock-based compensation costs		51		$ 1,293
Unrecognized stock-based compensation costs to be recognized over future periods	$ 32	$ 32		$ 66	$ 42
Predecessor | 2011 Management Equity Incentive Plan
Weighted average assumptions for options grants
Risk-free interest rate (as a percent)			1.76%	1.93%	1.30%
Dividend yield (as a percent)			0.00%	0.00%	0.00%
Expected volatility (as a percent)			150.00%	55.00%	65.00%
Expected term (years)			1 year	5 years	5 years
Weighted average fair value of options granted (in dollars per share)				$ 2.25	$ 1.23